Distillate International Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Australia - 4.8%
Brambles Ltd.	24,167	$370,017
Computershare Ltd.	14,179	322,802
Evolution Mining, Ltd.	47,750	403,757
Rio Tinto Ltd.	4,181	409,348
Sonic Healthcare Ltd.	26,113	393,718
		1,899,642

Brazil - 2.8%
Telefonica Brasil SA	73,448	442,719
TIM SA	78,968	308,104
Vibra Energia SA	73,700	340,407
		1,091,230

Canada - 8.1%
Agnico Eagle Mines Ltd.	3,084	523,678
Canadian Natural Resources Ltd.	16,979	575,856
CGI, Inc.	4,124	381,427
Constellation Software, Inc.	173	416,664
Magna International, Inc.	6,330	337,389
Open Text Corp.	10,117	329,914
TFI International, Inc.	3,483	360,484
Whitecap Resources, Inc.	36,251	304,130
		3,229,542

China - 8.9%
China Mengniu Dairy Co. Ltd.	166,000	317,988
China Nonferrous Mining Corp. Ltd.	178,000	337,316
Haidilao International Holding Ltd. (a)	195,000	357,005
JD Logistics, Inc. (a)(b)	290,300	425,930
JD.com, Inc. - Class A	42,000	602,197
Kingsoft Corporation Ltd.	91,400	333,965
Kuaishou Technology (a)	60,200	494,609
Yangzijiang Shipbuilding Holdings Ltd.	150,900	408,345
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	42,200	263,605
		3,540,960

Denmark - 1.7%
Genmab AS (b)	1,256	400,326
Pandora AS	2,570	285,951
		686,277

France - 7.7%
Bureau Veritas SA	7,804	249,117
Capgemini SE	2,359	394,109
Cie de Saint-Gobain SA	5,213	532,406
Danone SA	4,556	410,835
Publicis Groupe SA	3,765	391,861
Teleperformance SE	5,277	383,259
Vinci SA	4,878	687,764
		3,049,351

Germany - 4.7%
Beiersdorf AG	3,429	377,268
GEA Group AG	4,949	335,955
Heidelberg Materials AG	1,668	436,854
Merck KGaA	3,183	458,314
Zalando SE (a)(b)	8,421	250,615
		1,859,006

Hong Kong - 2.1%
Geely Automobile Holdings Ltd.	225,000	517,441
NetEase Cloud Music, Inc. (a)(b)	13,450	321,410
		838,851

India - 2.1%
Infosys Ltd. - ADR	24,477	436,180
Wipro Ltd. - ADR	134,663	382,443
		818,623

Indonesia - 1.0%
Telkom Indonesia Persero Tbk PT	1,863,400	388,883

Ireland - 0.8%
DCC PLC	4,998	311,253

Italy - 1.7%
Buzzi SpA	5,445	332,535
Nexi SpA (a)	67,391	334,082
		666,617

Japan - 19.5%
Astellas Pharma, Inc.	28,600	381,893
Bandai Namco Holdings, Inc.	12,700	338,029
Daikin Industries Ltd.	3,500	448,372
Denso Corp.	36,300	499,763
Japan Tobacco, Inc.	12,400	446,177
Komatsu Ltd.	11,700	373,218
MatsukiyoCocokara & Co.	13,700	237,037
Nexon Co. Ltd.	15,600	380,881
NIDEC CORP	26,300	357,725
Niterra Co. Ltd.	7,300	320,931
Ono Pharmaceutical Co. Ltd.	20,800	288,290
Otsuka Corp.	15,400	317,540
Otsuka Holdings Co. Ltd.	6,000	339,647
SCREEN Holdings Co. Ltd.	3,300	320,852
Secom Co. Ltd.	8,700	309,325
Shin-Etsu Chemical Co. Ltd.	11,800	366,847
Shionogi & Co. Ltd.	18,800	340,750
Suntory Beverage & Food Ltd.	10,900	328,714
Suzuki Motor Corp.	27,500	409,575
Trend Micro, Inc. (b)	7,400	306,962
Unicharm Corp.	51,000	291,205
Yokogawa Electric Corp.	11,100	355,211
		7,758,944

Mexico - 4.7%
America Movil SAB de CV	652,529	674,686
Cemex SAB de CV	273,624	314,722
Fomento Economico Mexicano SAB de CV	35,128	355,647
Grupo Mexico SAB de CV - Class B	54,862	519,342
		1,864,397

Netherlands - 2.5%
Euronext NV (a)	2,059	309,529
IMCD NV	3,052	277,220
Wolters Kluwer NV	3,743	388,341
		975,090

Norway - 1.7%
Mowi ASA	15,710	378,778
Norsk Hydro ASA	40,103	310,905
		689,683

South Africa - 1.9%
Gold Fields Ltd.	9,900	433,586
Harmony Gold Mining Co. Ltd.	15,767	320,745
		754,331

South Korea - 6.1%
HD Hyundai Co. Ltd.	3,456	452,227
Hyundai Glovis Co. Ltd.	2,274	285,089
Kia Corp.	7,122	602,172
Samsung Electronics Company Ltd. - GDR	387	799,542
Samsung SDS Co. Ltd.	2,219	264,176
		2,403,206

Sweden - 3.3%
Essity AB - Class B	13,089	376,535
Sandvik AB	13,224	431,199
Volvo AB - Class B	15,701	503,962
		1,311,696

Switzerland - 2.9%
Novartis AG	4,179	578,124
Roche Holding AG - ADR	11,460	590,992
		1,169,116

Taiwan - 2.5%
International Games System Co. Ltd.	13,000	298,308
Realtek Semiconductor Corp.	21,000	326,825
United Microelectronics Corp.	245,000	384,025
		1,009,158

United Kingdom - 7.9%
Ashtead Group PLC	6,263	428,445
Auto Trader Group PLC (a)	41,078	323,996
British American Tobacco PLC - ADR	13,881	785,942
Bunzl PLC	9,615	268,481
Imperial Brands PLC	11,123	466,631
Intertek Group PLC	5,222	324,922
London Stock Exchange Group PLC	4,448	535,577
		3,133,994
TOTAL COMMON STOCKS (Cost $35,041,383)		39,449,850

WARRANTS - 0.0% (c)	Contracts	Value
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (b)(d)	138	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS - 99.4% (Cost $35,041,383)		39,449,850
Other Assets in Excess of Liabilities - 0.6%		242,031
TOTAL NET ASSETS - 100.0%		$39,691,881

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,080,781 or 7.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Distillate International Fundamental Stability & Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,449,850	$–	$–	$39,449,850
Warrants	–	–	0	0
Total Investments	$39,449,850	$–	$0	$39,449,850

Refer to the Schedule of Investments for further disaggregation of investment categories.